Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 2,449,682	R$ 1,971,439
Current portion	(2,434,441)	(1,958,490)
Non-current portion	15,241	12,949
FUNCINE [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	15,241	12,949
Fundo Soberano [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	2,404	1,840
FIC Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	1,716,706	1,203,968
FICCDB [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	18,897	47,464
FIC Financial Bills [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	394,343	303,131
FIC Other [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 302,091	R$ 402,087